Prepaid expenses	12 Months Ended
Sep. 30, 2024
Prepaid Expenses
Prepaid expenses

8.	Prepaid expenses

	September 30, 2024	September 30, 2023
Prepaid expenses	612	486
Prepaid insurance	54	108
Prepaid purchases	6,981	5,403
	7,647	5,997

Prepaid purchases are comprised of vendor deposits on inventory orders for the future acquisition of inventories.